Discontinued Operations - Schedule of Financial Information of Discontinued Operations (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating results of discontinued operations
Net revenues	¥ 484,873,277			¥ 194,939,146
Cost of revenues	255,263,889			116,432,436
Operating expenses	101,413,368			104,587,110
Other income (loss)	3,962,257			6,929,814
Income (loss) from operations of discontinued operations, before income taxes	132,158,277			(19,150,586)
Income tax expense (benefit)	31,517,344			(199,617)
Income (loss) from operations of discontinued operations, net of income taxes	100,640,933			(18,950,969)
Gain from disposal of discontinued operations, net of income taxes		¥ 4,894,197	$ 703,007	937,605,948
Income from discontinued operations, net of income taxes	100,640,933	4,894,197	703,007	918,654,979	¥ 61,431,845
Net loss attributable to non-redeemable non-controlling interests from discontinued operations	(352,101)			(10,608)
Net Income from discontinued operations attributable to ATA Creativity Global	100,993,034	4,894,197	$ 703,007	918,665,587
Cash flows of discontinued operations
Net cash provided by (used in) operating activities	133,225,150	¥ 4,894,197		(25,108,520)
Net cash used in investing activities	(22,052,885)			(8,666,299)
Net cash used in financing activities	¥ (93,811,830)			¥ (21,098,633)